VIA EDGAR

June 27, 2022

Valerie Lithotomas

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

RE:	RENN Fund, Inc. Proxy Statement – Schedule 14A
File No. 811-22299

Dear Ms. Lithotomas,

Enclosed please find a preliminary proxy statement and proxy card on behalf of the above registrant. Should you have any questions or comments, feel free to contact me directly.

Very truly yours,

s/Jay Kesslen

Jay Kesslen

General Counsel

(646) 876-1176

470 Park Avenue South, New York, NY 10016 | P 646.291.2300 | F 646.495.0075 | www.horizonkinetics.com